Financial Risk Management - Schedule of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Profit Before Income Tax (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Increase in profit before income tax due to increase in foreign currency exchange rate	₩ 8,234	₩ 6,411
Decrease in profit before income tax due to decrease in foreign currency exchange rate	(8,234)	(6,411)
USD
Disclosure of detailed information about financial instruments [line items]
Increase in profit before income tax due to increase in foreign currency exchange rate	7,999	6,001
Decrease in profit before income tax due to decrease in foreign currency exchange rate	(7,999)	(6,001)
JPY
Disclosure of detailed information about financial instruments [line items]
Increase in profit before income tax due to increase in foreign currency exchange rate	243	413
Decrease in profit before income tax due to decrease in foreign currency exchange rate	(243)	(413)
Others
Disclosure of detailed information about financial instruments [line items]
Increase in profit before income tax due to increase in foreign currency exchange rate	(8)	(3)
Decrease in profit before income tax due to decrease in foreign currency exchange rate	₩ 8	₩ 3